SCHEDULE OF MATURITIES OF CONTRACTUAL OBLIGATIONS (Details)	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease commitments for property management expenses under lease agreements, Total	$ 50,613
Operating lease commitments for property management expenses under lease agreements, 2024	44,498
Operating lease commitments for property management expenses under lease agreements, 2025	6,115
Operating lease commitments for property management expenses under lease agreements, 2026
Operating lease commitments for property management expenses under lease agreements, 2027